FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables foreign currency translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(2,011)	$(1,510)	$(604)
Goodwill	19	(131)	(121)	(20)
Borrowings	15	975	436	(219)
Deferred income tax liabilities and assets	12	526	318	35
Other assets and liabilities		(6)	18	(32)
		$(647)	$(859)	$(840)